Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to March 31, 2024, there were no material transactions that require disclosure.

18. Subsequent Events

On February 2, 2024, the Company issued in a private placement an Amended and Restated Senior Secured Convertible Promissory Note to Platinum Capital Partners Inc. (“Platinum”) in the principal amount of $2,000,000 (the “Platinum Convertible Note”). The Platinum Convertible Note amends and restates in its entirety the Senior Secured Convertible Promissory Note issued to Platinum in the principal amount of $2,000,000 on June 22, 2023. The repayment amount of the Platinum Convertible Note is 110% of the principal amount ($2,200,000) and matures in full on June 22, 2024. Interest accrues on the Platinum Convertible Note at the rate of 6% per annum calculated on the basis of 360 days. At the option of Platinum, the principal amount of the Platinum Convertible Note plus any accrued but unpaid interest is convertible into shares of Common Stock at a conversion price per share equal to the lower of (i) $3.69717, subject to appropriate adjustment as provided in the Platinum Convertible Note, and (ii) 65% of the VWAP for the Common Stock for the preceding five trading days immediately prior to any conversion, but in no event below $2.27518, subject to appropriate adjustment as provided in the Platinum Convertible Note. The Platinum Convertible Note contains “weighted average” anti-dilution protection for issuances of shares of Common Stock or Common Stock equivalents at a price less than the conversion price then in effect.

In connection with the issuance of the Platinum Convertible Note, the Company also issued to Platinum an Amended and Restated Common Stock Purchase Warrant (the “Platinum Warrant”) dated February 2, 2024 to purchase 189,334 shares of Common Stock at an exercise price per share of $3.69717. The term of the Platinum Warrant expires on June 22, 2028. The Platinum Convertible Note may not be converted, and the Platinum Warrant may not be exercised, to the extent that after giving effect to such conversion and/or exercise, Platinum (together with its affiliates) would beneficially own in excess of 4.99% of the Common Stock outstanding immediately after giving effect to such conversion and/or exercise. On March 18, 2024, Platinum exercised the Platinum Warrant and received 137,367 shares of the Company’s common stock. Platinum forfeited 51,967 shares.

On February 29, 2024, the Company extended a lease in Moorestown, North Carolina. The Company leases 3,621 square feet and the net monthly payment is $6,488. The lease expires on July 29, 2024.

On March 1, 2024, the Company entered into an employment agreement with Mark E. Scott, the Company’s Chief Financial Officer, which provides for a base salary of $250,000 annually. Mr. Scott is also eligible to participate in annual performance-based bonus programs established by the Board or Compensation Committee, subject to the achievement of applicable performance criteria established by the Board or Compensation Committee, which shall be determined in good faith by the Board or Compensation Committee. Mr. Scott was also granted options to purchase up to twenty five thousand (25,000) shares of Common Stock with an exercise price equal to $1.49, which options vested in full on the date of issuance.

On March 3, 2024, the Company granted a stock option to a director to purchase two hundred thousand shares (200,000) shares of Common Stock with an exercise price equal to $1.65, which options vest quarterly over four years and which expire on March 3, 2029.

On March 5, 2024, a private investor converted a senior secured convertible promissory note for $250,000 and interest into 70,502 shares of the Company’s common stock.

On March 5, 2024, a private investor converted a senior secured convertible promissory note for $350,000 and interest into 98,702 shares of the Company’s common stock.

On March 21, 2024, the Company issued 15,000 shares of common stock valued at $25,500 as of December 31, 2023 to MZHCI, LLC related to an investor relations consulting agreement.